Note 7 - Accrued Liabilities - Components of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accrued liabilities	$ 307	$ 263
Accrued professional fees [member]
Statement Line Items [Line Items]
Accrued liabilities	22	26
Accrued transaction fees [member]
Statement Line Items [Line Items]
Accrued liabilities	$ 285	$ 237